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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-06346
Invesco Quality Municipal Investment Trust

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 07/31/10

Item 1. Schedule of Investments.

Invesco Quality Municipal Investment Trust
Quarterly Schedule of Portfolio Holdings July 31, 2010
invesco.com/us           MS-CE-QMINV-QTR-1 07/10            Invesco Advisers, Inc.

Schedule of Investments
July 31, 2010
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations-149.4%
Alaska-1.0%
Northern Tobacco Securitization Corp., Asset Backed Ser 2006 A	5.00%	06/01/46	$3,000	$1,939,890
Arizona-0.8%
Maricopa County Pollution Control, Arizona Public Service Co., Ser 2009 A	6.00	05/01/29	400	430,828
State of Arizona, Ser 2008 A (COP) (AGM Insd) (a)	5.00	09/01/24	985	1,038,653
				1,469,481
California-19.9%
Alhambra Unified School District, Ser 2009 B (AGC Insd) (a)(b)	0.00	08/01/35	985	207,372
Alhambra Unified School District, Ser 2009 B (AGC Insd) (a)(b)	0.00	08/01/36	1,590	312,928
Alvord Unified School District, Ser 2007 A (AGM Insd) (a)	5.00	08/01/23	690	752,293
Bay Area Toll Authority, San Francisco Bay Area Toll Bridge Ser 2007 F	5.00	04/01/31	1,000	1,041,330
Beverly Hills Unified School District, Election of 2008 Ser 2009 (b)	0.00	08/01/26	680	311,909
Beverly Hills Unified School District, Election of 2008 Ser 2009 (b)	0.00	08/01/31	1,310	438,444
California Health Facilities Financing Authority, Cedars-Sinai Medical Center Ser 2005	5.00	11/15/34	630	621,237
California Infrastructure & Economic Development Bank, The Scripps Research Institute Ser 2005 A	5.00	07/01/29	2,000	2,069,480
California Statewide Communities Development Authority, John Muir Health Ser 2006 A	5.00	08/15/32	3,000	2,948,790
City & County of San Francisco, Laguna Refg Ser R-3 (AGC Insd) (a)(c)	5.00	06/15/28	540	562,707
City of Los Angeles, Ser 2004 A (NATL-RE Insd) (a)	5.00	09/01/24	2,000	2,157,880
Clovis Unified School District, Election of 2004 Ser A (NATL-RE & FGIC Insd) (a)(b)	0.00	08/01/29	340	113,244
Dry Creek Joint Elementary School District, Election 2008 Ser 2009 (b)	0.00	08/01/41	430	56,919
Dry Creek Joint Elementary School District, Election 2008 Ser 2009 E (b)	0.00	08/01/42	5,265	654,123
Dry Creek Joint Elementary School District, Election 2008 Ser 2009 E (b)	0.00	08/01/43	770	89,574
El Segundo Unified School District, Election of 2008 Ser 2009 A (b)	0.00	08/01/31	1,775	504,526
Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2005 A	5.00	06/01/45	1,500	1,371,165
Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2005 A (AMBAC Insd) (a)	5.00	06/01/29	3,000	2,883,000
Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2007 A-1	5.125	06/01/47	3,200	2,066,112
Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2007 A-1	5.75	06/01/47	1,100	783,486
Indio Redevelopment Agency, Tax Allocation, Ser 2008 A	5.00	08/15/24	585	586,907
Los Angeles Department of Water & Power, 2004 Ser C (NATL-RE Insd) (a)(c)	5.00	07/01/25	1,920	2,032,147
Menifee Union School District, Election of 2008 Ser 2009 C (AGC Insd) (a)(b)	0.00	08/01/34	975	225,176
Moreland School District, Ser 2014 C (AMBAC Insd) (a)(b)	0.00	08/01/29	1,090	334,009
Oak Grove School District, Election 2008 Ser A (b)	0.00	08/01/28	790	275,402
Oxnard Financing Authority, Redwood Trunk Sewer & Headworks Ser 2004 A (NATL-RE & FGIC Insd) (a)	5.00	06/01/29	4,000	4,068,080
Port of Oakland, Ser 2002 L (AMT) (NATL-RE & FGIC Insd) (a)(d)	5.00	11/01/12	110	121,286
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Investment Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Port of Oakland, Ser 2002 L (AMT) (NATL-RE & FGIC Insd) (a)	5.00%	11/01/21	$890	$900,173
Poway Unified School District, School Facilities Improvement District No. 07-1, 2008 Election Ser A (b)	0.00	08/01/27	1,965	748,233
Poway Unified School District, School Facilities Improvement District No. 07-1, 2008 Election Ser A (b)	0.00	08/01/31	2,455	715,092
San Jose Evergreen Community College District, Election Ser 2008 B (AGM Insd) (a)(b)	0.00	09/01/30	3,300	984,753
State of California, Ser 2003	5.00	02/01/24	3,000	3,082,710
Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corp. Ser 2006 A-1	5.00	06/01/37	2,000	1,467,200
Twin Rivers Unified School District, Ser 2009 (BANs) (b)	0.00	04/01/14	850	770,474
William S. Hart Union High School District, Ser 2009 A (b)	0.00	08/01/32	6,300	1,578,654
				37,836,815
Colorado-1.0%
Colorado Educational & Cultural Facilities Authority, Peak to Peak Charter School Refg & Impr Ser 2004 (XLCA Insd) (a)	5.25	08/15/34	1,585	1,586,094
Colorado Housing & Finance Authority, 2000 Ser D-2 (AMT)	6.90	04/01/29	140	151,274
Public Authority for Colorado Energy, Natural Gas Ser 2008	6.25	11/15/28	160	171,888
				1,909,256
District of Columbia-4.9%
District of Columbia, Income Tax, Ser 2009 A (c)	5.25	12/01/27	1,500	1,689,000
District of Columbia, Ser 2008 E (BHAC Insd) (a)(c)	5.00	06/01/26	380	408,770
District of Columbia, Ser 2008 E (BHAC Insd) (a)(c)	5.00	06/01/27	380	405,589
District of Columbia, Ser 2008 E (BHAC Insd) (a)(c)	5.00	06/01/28	760	805,402
District of Columbia Ballpark, Ser 2006 B-1 (NATL-RE & FGIC Insd) (a)	5.00	02/01/31	2,000	2,000,940
District of Columbia Water & Sewer Authority, Public Utility Ser 2008 A (AGC Insd) (a)	5.00	10/01/27	575	620,109
District of Columbia Water & Sewer Authority, Refg Sub-Lien Ser 2008 A (AGC Insd) (a)	5.00	10/01/28	265	283,680
Metropolitan Washington Airports Authority, Ser 2004 C-1 (AMT) (AGM Insd) (a)	5.00	10/01/20	3,000	3,167,670
				9,381,160
Florida-16.8%
City of Jacksonville, Sales Tax Ser 2001 (AMBAC Insd) (a)	5.50	10/01/18	1,900	1,991,143
County of Martin, Utilities Ser 2001 (NATL-RE & FGIC Insd) (a)	5.00	10/01/26	2,000	2,031,080
County of Miami-Dade, Building Better Communities Program Ser 2009 B-1	6.00	07/01/38	1,000	1,119,810
County of Miami-Dade, Miami Int’l Airport Ser 2009 A (AGC Insd) (a)	5.00	10/01/25	800	873,376
County of Miami-Dade, Ser 2005 A (NATL-RE Insd) (a) (i)	0.00	10/01/30	1,000	825,870
Florida State Board of Education, Capital Outlay Refg Ser 2001 D	5.375	06/01/18	6,890	7,421,081
Florida State Mid-Bay Bridge Authority, Ser 2008 (AGC Insd) (a)	5.00	10/01/22	945	1,004,157
Highlands County Health Facilities Authority, Adventist Health Refg Ser 2005 C	5.00	11/15/31	3,000	3,021,960
Miami-Dade County Educational Facilities Authority, University of Miami Ser 2008 A (CR) (BHAC Insd) (a)	5.50	04/01/38	1,300	1,368,315
Palm Beach County Solid Waste Authority, Ser 2009 (BHAC Insd) (a)	5.50	10/01/23	750	867,068
South Miami Health Facilities Authority, Baptist Health South Florida, Ser 2007 (c)	5.00	08/15/42	8,000	7,936,880
St Johns County Industrial Development Authority, Glenmoor Refg 2006 Ser A	5.375	01/01/40	1,000	775,910
Tampa Bay Water Utility System Revenue, Ser 2001 A (NATL-RE & FGIC Insd) (a)	6.00	10/01/29	1,000	1,232,300
Tampa Sports Authority, Sales Tax Refg Ser 2005 (AGM Insd) (a)	5.00	01/01/26	1,545	1,608,237
				32,077,187
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Investment Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia-7.0%
City of Atlanta, Airport Ser 2004 J (AGM Insd) (a)	5.00%	01/01/34	$2,000	$2,026,400
Georgia State Road & Tollway Authority, Ser 2001	5.375	03/01/17	5,000	5,337,100
Georgia State Road & Tollway Authority, Ser 2003	5.00	10/01/22	2,000	2,131,860
Municipal Electric Authority of Georgia, Combustion Turbine Ser 2002 A (NATL-RE Insd) (a)	5.25	11/01/21	2,000	2,154,280
Municipal Electric Authority of Georgia, Combustion Turbine Ser 2002 A (NATL-RE Insd) (a)	5.25	11/01/22	1,500	1,592,805
				13,242,445
Hawaii-0.8%
Hawaii Pacific Health, Ser B	5.75	07/01/40	430	432,559
State of Hawaii, Airports Refg Ser A	5.00	07/01/39	1,100	1,110,241
				1,542,800
Idaho-0.5%
Madison County Hospital, Madison Memorial Hospital Ser 2006 (COP)	5.25	09/01/37	1,000	877,210
Illinois-7.5%
Chicago, Transit Authority, Revenue Bonds, (AGC Insd) (a)	5.25	06/01/24	1,035	1,103,662
City of Chicago, O’ Hare Int’l Airport Third Lien Ser 2003 B-2 (AMT) (AGM Insd) (a)	5.75	01/01/23	2,000	2,097,060
City of Chicago, Project & Refg Ser 2007 A (CR) (FGIC & AGM Insd) (a)(c)(j)	5.00	01/01/37	4,470	4,563,244
City of Granite City, Waste Management, Inc. Project (AMT)	3.50	05/01/27	1,250	1,256,975
De Kalb County Community United School District No. 428, (AGM Insd) (a)	5.00	01/01/23	710	782,945
Illinois Finance Authority, Northwestern Memorial Hospital Ser 2009 B	5.375	08/15/24	935	1,015,457
Illinois Finance Authority, Resurrection Health Center, Refg Ser 2009	6.125	05/15/25	930	959,732
Illinois Finance Authority, Rush University Medical Center Obligated Group Ser 2009 A	7.25	11/01/38	400	452,692
Illinois Finance Authority, Swedish Covenant Hospital Ser 2010 A	5.75	08/15/29	1,335	1,350,593
Illinois Finance Authority, Swedish Covenant Hospital Ser 2010 A	6.00	08/15/38	695	703,528
				14,285,888
Indiana-0.9%
Indiana Health & Educational Facilities Financing Authority, Clarian Health Ser 2006 A	5.25	02/15/40	1,150	1,134,670
Rockport, Indian Michigan Power Company Project Refg Ser 2009 B	6.25	06/01/25	510	568,696
				1,703,366
Iowa-3.1%
City of Coralville, Marriot Hotel & Convention Center Ser 2006 D (COP)	5.25	06/01/26	2,200	2,294,050
City of Coralville, Urban Renewal Ser 2007 C	5.00	06/01/47	1,275	1,156,157
State of Iowa, IJOBS Program Ser 2009 A (c)(j)	5.00	06/01/25	1,320	1,459,801
State of Iowa, IJOBS Program Ser 2009 A (c)(j)	5.00	06/01/26	990	1,085,426
				5,995,434
Kansas-0.3%
Kansas Development Finance Authority Hospital Revenue, Adventist Health System Sunbelt Obligated Group Ser 2009 C	5.50	11/15/29	455	492,801
Kentucky-3.6%
Kentucky Economic Development Finance Authority, Owensboro Medical Health System Ser 2010 A	6.50	03/01/45	550	577,654
Louisville & Jefferson County Metropolitan Sewer District, Ser 2001 A (NATL-RE Insd) (a)	5.375	05/15/20	2,925	3,089,911
Louisville & Jefferson County Metropolitan Sewer District, Ser 2001 A (NATL-RE Insd) (a)	5.375	05/15/21	3,075	3,256,456
				6,924,021
Maryland-2.9%
County of Baltimore, Oak Crest Village Ser 2007 A	5.00	01/01/37	685	620,768
Maryland Economic Development Corp., Ser B	5.75	06/01/35	670	690,750
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Investment Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Maryland Health & Higher Educational Facilities Authority, King Farm Presbyterian Community 2006 Ser B	5.00%	01/01/17	$1,190	$1,142,590
Maryland Health & Higher Educational Facilities Authority, Medstar Health Refg Ser 2004	5.375	08/15/24	3,000	3,099,300
				5,553,408
Massachusetts-4.9%
Massachusetts Health & Educational Facilities Authority, Berklee College Music Ser A	5.00	10/01/32	625	637,406
Massachusetts Health & Educational Facilities Authority, Boston College Ser M-2	5.50	06/01/30	1,400	1,679,160
Massachusetts Health & Educational Facilities Authority, Harvard University Ser A (c)	5.50	11/15/36	4,715	5,345,490
Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology Ser O (c)	5.50	07/01/36	1,530	1,733,016
				9,395,072
Michigan-2.3%
City of Detroit Water Supply System, Refg Ser 2006 C (AGM Insd) (a)	5.00	07/01/26	875	895,659
Michigan Strategic Fund, Detroit Edison Co Ser 2001 C	5.45	09/01/29	3,500	3,514,805
				4,410,464
Missouri-0.7%
City of Fenton, Gravois Bluffs Refg Ser 2006	4.50	04/01/21	630	622,346
Missouri State Health & Educational Facilities Authority, Lutheran Senior Services Ser 2005 A	5.375	02/01/35	750	713,280
				1,335,626
Montana-0.5%
City of Forsyth, Pollution Control Revenue Ser A	5.00	05/01/33	1,000	1,022,520
Nevada-4.1%
County of Clark, Airport Sub Lien Ser 2004 A-1 (AMT) (NATL-RE & FGIC Insd) (a)	5.50	07/01/22	2,000	2,061,280
County of Clark, McCarran International Airport Ser 2010 A	5.125	07/01/34	500	503,695
Las Vegas Valley Water District, Improvement and Refg Ser 2003 A (NATL-RE & FGIC Insd) (a)	5.25	06/01/22	2,925	3,157,157
Las Vegas, Redevelopment Agency, Ser A	6.25	06/15/16	400	445,800
State of Nevada, Capital Improvement & Cultural Affairs Ser 2008 C (AGM Insd) (a)(c)	5.00	06/01/26	1,600	1,706,096
				7,874,028
New Jersey-7.9%
New Jersey Economic Development Authority, MSU Student Housing , Provident Group Montclair LLC, Ser 2010	5.75	06/01/31	530	541,130
New Jersey State Turnpike Authority, Ser 2003 A (AMBAC Insd) (a)	5.00	01/01/30	1,750	1,792,858
New Jersey Transportation Trust Fund Authority, Ser 2006 C (AGC Insd) (a)(b)	0.00	12/15/26	4,135	1,780,903
State of New Jersey, 2001 Ser H	5.25	07/01/19	6,900	8,256,057
Tobacco Settlement Financing Corp., Ser 2007-1 A	4.625	06/01/26	3,000	2,471,940
Tobacco Settlement Financing Corp., Ser 2007-1 B (b)	0.00	06/01/41	3,000	149,760
				14,992,648
New Mexico-0.9%
City of Farmington, Pollution Control Ref, Public Service San Juan Ser 2010 C	5.90	06/01/40	700	708,372
New Mexico Finance Authority, Senior Lien Public Project Revolving Fund Ser 2008 A	5.00	06/01/27	920	1,002,956
				1,711,328
New York-12.8%
Brooklyn Arena Local Development Corp., Ser 2009	6.25	07/15/40	460	472,098
Brooklyn Arena Local Development Corp., Ser 2009	6.375	07/15/43	190	195,702
City of New York, 2009 Subser A-1 (c)	5.25	08/15/27	1,840	2,019,345
City of New York, 2009 Subser A-1 (c)	5.25	08/15/28	1,840	2,010,034
Long Island Power Authority, Ser 2004 A (AMBAC Insd) (a)	5.00	09/01/34	1,500	1,529,610
Metropolitan Transportation Authority, State Service Contract Refg Ser 2002 B (NATL-RE Insd) (a)	5.50	07/01/20	3,000	3,200,820
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Investment Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York City Municipal Water Finance Authority, 2003 Ser A	5.375%	06/15/18	$3,000	$3,251,760
New York City Transitional Finance Authority, 2010 Subser A-1 (c)	5.00	05/01/28	1,270	1,386,459
New York City Transitional Finance Authority, 2010 Subser A-1 (c)	5.00	05/01/29	1,015	1,102,554
New York City Transitional Finance Authority, 2010 Subser A-1 (c)	5.00	05/01/30	1,015	1,094,728
New York City Trust for Cultural Resources, The Museum of Modern Art, Refg Ser 2008-1 A (c)	5.00	04/01/28	3,700	4,044,433
New York State Dormitory Authority, Mental Health Services Facilities Improvement Ser A (AGM Insd) (a)	5.00	02/15/27	1,500	1,604,265
New York State Energy Research & Development Authority, Ser 1991 B (e)(f)(g)(k)	13.123	07/01/26	1,700	1,705,950
Seneca Nation Indians, Ser 2007 A (h)	5.00	12/01/23	1,000	824,170
				24,441,928
North Carolina-1.2%
North Carolina Medical Care Commission, Salemtown Refg Ser 2006	5.10	10/01/30	1,100	993,322
University of North Carolina at Chapel Hill, Chapel Hill Ser 2003	5.00	12/01/24	1,200	1,315,992
				2,309,314
Ohio-4.1%
American Municipal Power-Ohio Inc., Prairie State Energy Campus Ser 2008 A (AGC Insd) (a)(c)	5.25	02/15/33	3,000	3,147,360
County of Lorain, Catholic Healthcare Partners Ser 2001 A	5.75	10/01/18	3,000	3,106,020
Ohio State Higher Educational Facilities, Summa Health Systems Ser 2010	5.75	11/15/40	1,290	1,290,825
Ohio State Water Development Authority, Pollution Control Facilities Ser 2009 A	5.875	06/01/33	255	281,928
				7,826,133
Oregon-0.4%
Warm Springs Reservation Confederated Tribe, Pelton Round Burre Tribal, Ser 2009 B	6.375	11/01/33	660	682,935
Pennsylvania-3.5%
Allegheny County Hospital Development Authority, West Penn Allegheny Health Ser 2007 A	5.375	11/15/40	1,000	747,950
Pennsylvania Turnpike Commission, Ser 2004 A (AMBAC Insd) (a)	5.00	12/01/34	5,000	5,049,100
Pennsylvania Turnpike Commission, Ser 2010 B-2 (b)	0.00	12/01/28	750	563,452
Pennsylvania Turnpike Commission, Ser 2010 B-2 (b)	0.00	12/01/34	500	373,245
				6,733,747
Puerto Rico-2.7%
Puerto Rico Electric Power Authority, Ser 2010 CCC	5.25	07/01/27	1,000	1,036,340
Puerto Rico Electric Power Authority, Ser XX	5.25	07/01/40	750	757,770
Puerto Rico Sales Tax Financing Corp., Ser 2009 A (d)	5.00	08/01/11	855	895,869
Puerto Rico Sales Tax Financing Corp., Ser 2010 A	5.375	08/01/39	450	456,687
Puerto Rico Sales Tax Financing Corp., Ser 2010 A	5.50	08/01/42	750	766,418
Puerto Rico Sales Tax Financing Corp., Ser 2010 C	5.25	08/01/41	1,300	1,306,526
				5,219,610
South Carolina-5.5%
Charleston Educational Excellence Finance Corp., Charleston County School District Ser 2005	5.25	12/01/29	3,000	3,144,630
County of Richland, Environmental Improvement, Paper Co. Ser 2007 A	4.60	09/01/12	205	216,201
Lexington County, Revenue Bonds, Ser 2007 A	5.00	11/01/16	40	44,625
South Carolina State Public Service Authority, Santee Cooper Ser 2003 A (AMBAC Insd) (a)(c)	5.00	01/01/22	4,000	4,355,240
South Carolina State Public Service Authority, Santee Cooper, 2002 Refg Ser A (AGM Insd) (a)	5.125	01/01/20	1,500	1,625,580
South Carolina State Public Service Authority, Santee Cooper, 2002 Refg Ser A (AGM Insd) (a)	5.125	01/01/21	1,000	1,082,920
				10,469,196
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Investment Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas-16.4%
Aldine Independent School District, Bldg & Refg Ser 2001 (PSF-GTD)	5.00%	02/15/26	$1,090	$1,111,015
Alliance Airport Authority, Federal Express Corp. Refg Ser 2006 (AMT)	4.85	04/01/21	2,000	1,995,740
Bexar County Health Facilities Development Corp.	6.20	07/01/45	590	602,225
City of Austin, Water & Wastewater Refg Ser 2001 (AGM Insd) (a)	5.125	05/15/27	1,475	1,509,677
City of Houston, Combined Utility First Lien Refg 2004 Ser A (NATL-RE & FGIC Insd) (a)	5.25	05/15/23	3,180	3,484,803
City of Houston, Combined Utility First Lien Refg Ser 2004 A (NATL-RE Insd) (a)	5.25	05/15/25	4,500	4,866,345
County of Harris, Ser 2007 C (AGM Insd) (a)	5.25	08/15/31	1,485	1,738,029
Dallas-Fort Worth International Airport Facilities Improvement Corp., Ser 2003 A (AMT) (AGM Insd) (a)(c)	5.38	11/01/22	5,000	5,177,650
Friendswood Independent School District, Schoolhouse Ser 2008 (PSF-GTD)	5.00	02/15/25	555	615,772
Harris County Industrial Development Corp., Deer Park Refinancing Project	5.00	02/01/23	350	363,416
Houston Community College System, Sr-Lien-Student Fee Ser 2008 (AGM Insd) (a)	5.00	04/15/23	420	464,432
Houston, Hotel Occupancy, Ser 2001 (AGM & AMBAC Insd) (a)(b)	0.00	09/01/25	2,300	1,069,592
North Texas Tollway Authority, Refg Ser 2008 D (AGC Insd) (a)(b)	0.00	01/01/28	5,100	2,009,094
North Texas Tollway Authority, Refg Ser 2008 D (AGC Insd) (a)(b)	0.00	01/01/31	1,025	336,497
Tarrant County Cultural Education Facilities Finance Corp., Air Force Village II Inc. Ser 2007	5.125	05/15/37	425	370,107
Texas A&M University, Financing System Ser 2009 A	5.00	05/15/26	835	930,040
Texas A&M University, System Health Science Center Ser 2009 A	5.00	05/15/25	890	1,000,627
Texas Private Activity Bond Surface Transportation Corp., Senior Lien Ser 2009	6.875	12/31/39	520	541,934
University of Houston, Ser 2008 (AGM Insd) (a)(c)	5.00	02/15/33	3,000	3,149,760
				31,336,755
Utah-1.5%
City of Salt Lake City, Ser 1991 (AMBAC Insd) (a)(e)(f)(k)	12.889	05/15/20	2,800	2,829,400
Virgin Islands-0.4%
Virgin Islands Public Finance Authority, Ser 2010 A	5.00	10/01/25	650	660,582
Virginia-0.9%
Fairfax County Economic Development Authority, Goodwin House, Inc. Ser 2007	5.125	10/01/37	1,750	1,725,868
Washington-7.1%
Lewis County Public Utility District No. 1, Cowlitz Falls Refg Ser 2003 (NATL-RE Insd) (a)	5.00	10/01/22	2,000	2,131,360
Port of Seattle, Passenger Facility Ser 1998 A (NATL-RE Insd) (a)	5.00	12/01/23	3,020	3,026,463
Port of Seattle, Sub Lien Ser 1999 A (NATL-RE & FGIC Insd) (a)	5.25	09/01/22	3,000	3,168,480
State of Washington, Various Purpose Ser 2010 A (c)	5.00	08/01/29	2,315	2,531,592
State of Washington, Various Purpose Ser 2010 A (c)	5.00	08/01/30	2,435	2,643,460
				13,501,355
Wisconsin-0.6%
State of Wisconsin, Ser 2009 A	5.625	05/01/28	1,000	1,108,810
Total Investments-149.4% (Cost $276,342,667)				284,818,481
Other Assets Less Liabilities-1.9%				3,541,151

Floating Rate Note and Dealer Trusts Obligations Related to Securities Held–(18.6)%

Notes with interest rates ranging from 0.27% to 0.43% at 07/31/10 and contractual maturities of collateral ranging from 01/01/22 to 08/15/42 (See Note 1E) (l)				(35,405,000)
Preferred Shares of Beneficial Interest-(32.7)%				(62,352,361)
Net Assets Applicable to Common Shareholders-100.0%				$190,602,271
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Investment Trust

Investment Abbreviations

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

BANs	Bond Anticipation Notes

BHAC	Berkshire Hathaway Assurance Corp.

COP	Certificates of Participation

CR	Custodial Receipts

FGIC	Financial Guaranty Insurance Co.

GTD	Guaranteed

Impr	Improvement

Insd	insured

NATL-RE	National Public Finance Guarantee Corp.

PSF	Texas Permanent School Fund Guarantee Program

Refg	Refunding

Ser	Series

Sr	Senior

Sub	Subordinated

Subser	Subseries

XLCA	XL Capital Assurance Inc.

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Capital appreciation bond.

(c)	Underlying security relates to Special Purpose Trusts entered into by the Fund. See Note 1E.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2010.

(f)	Security is considered a cash equivalent.

(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2010 was $824,170 which represented 0.43% of the Fund’s Net Assets.

(i)	Security is a “step-up” bond where the coupon increases on a predetermined future date.

(j)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $4,535,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(k)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a total value of $4,535,350 which represents 2.38% of net assets.

(l)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at July 31, 2010. At July 31, 2010, the Fund’s investments with a value of $62,396,183 are held by the Dealer Trusts and serve as collateral for the $35,405,000 in floating rate note and dealer trust obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Investment Trust

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks – The Fund may invest up to 20% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
Invesco Quality Municipal Investment Trust

D.	Other Risks – (continued)
     The value of, payment of interest on, repayment of principal for and the ability of the Fund to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers in which the Fund invests are located.
     Many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
E.	Floating Rate Obligations Related to Securities Held – The Fund enters into transactions in which it transfers to Special Purpose Trusts established by a Broker Dealer (“Dealer Trusts”) fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund may enter into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “Floating rate note and dealer trust obligations” on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption “Interest” and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts under the caption “Interest and residual trust expenses” on the Statement of Operations. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of July 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$284,818,481	$—	$284,818,481

Invesco Quality Municipal Investment Trust

NOTE 3 — Investment Securities
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$12,818,809

Aggregate unrealized (depreciation) of investment securities	(4,357,689)

Net unrealized appreciation of investment securities	$8,461,120

Cost of investments for tax purposes is $276,357,361.
Invesco Quality Municipal Investment Trust

Item 2. Controls and Procedures.
(a)	As of September 16, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of , September 16, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Quality Municipal Investment Trust

By:	/s/ Philip A. Taylor

Philip A. Taylor
Principal Executive Officer

Date:	September 29, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor

Philip A. Taylor
Principal Executive Officer

Date:	September 29, 2010

By:	/s/ Philip A. Taylor

Sheri Morris
Principal Financial Officer

Date:	September 29, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.